Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Categories of Financial Instruments
(a)	Categories of financial instruments

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Financial assets
Financial assets at amortized cost	—	1,840,246	267,653
Loans and receivables (including cash and cash equivalents)	1,729,367	—	—

Financial liabilities
Financial liabilities at amortized cost	1,188,978	1,084,886	157,790

Carrying Amounts of Monetary Assets Denominated in a Currency Other than the Functional Currency

The Group has foreign currency sales which expose the Group to risk due to changes in foreign exchange rates. At the end of each reporting period, the carrying amounts of the Group’s monetary assets denominated in a currency other than the functional currency of the relevant entities were as follows:

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

Assets (HK$)	27	20	3
Assets (US$)	39,735	36,013	5,238
Liabilities (US$)	8,742	9,911	1,441

Remaining Contractual Maturity for its Financial Liabilities

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest dates on which the Group can be required to pay. The tables include both interest and principal cash flows.

	Weighted average effective interest rate	On demand/ less than 3 months	3 months to 1 year	Total undiscounted cash flows	Carrying amount	Carrying amount
	%	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2017
Non-derivative financial liabilities
Trade and other payables		432,236	190,000	622,236	622,236
Bank borrowings - fixed rate	4.35%	259,185	310,181	569,366	558,000
Amount due to a shareholder		8,742	—	8,742	8,742

		700,163	500,181	1,200,344	1,188,978

As of December 31, 2018
Non-derivative financial liabilities
Trade and other payables		437,975	164,000	601,975	601,975	87,554
Bank borrowings – fixed rate	4.35%	257,406	223,395	480,801	473,000	68,795
Amount due to a shareholder		9,911	—	9,911	9,911	1,441

		705,292	387,395	1,092,687	1,084,886	157,790

Summary of Credit Quality and Maximum Exposure to credit Risk Based on Group's Credit Policy

Maximum exposure and year-end staging as at December 31, 2018.

The table below shows the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2018. The amounts presented are gross carrying amounts for financial assets.

	12-month ECLs	Lifetime ECL
	Stage 1	Stage 2	Stage 3	Simplified approach	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Trade receivables*	—	—	—	526,974	526,974	76,644
Financial assets included in other receivables and prepayments
– Normal**	56,522	—	—	—	56,522	8,220
Pledged bank deposits
– Not yet past due	33,500	—	—	—	33,500	4,872
Fixed bank deposits with maturity periods over three months
– Not yet past due	290,000	—	—	—	290,000	42,179
Bank balances and cash
– Not yet past due	933,250	—	—	—	933,250	135,736

Total	1,313,272	—	—	526,974	1,840,246	267,651

	US$’000	US$’000	US$’000	US$’000	US$’000
Total	191,007	—	—	76,644	267,651

*

For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.

**

The credit quality of the financial assets included in other receivables and prepayments is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition.

Interest rate risk [member]
Statement [LineItems]
Sensitivity Analysis

The analysis is prepared assuming the amounts outstanding at the end of the reporting periods were outstanding for the whole year. If interest rates had been 10 basis points higher/lower for bank deposits and pledged bank deposits, and all other variables were held constant, the Group’s pre-tax profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount:

	2017	2018	2018
	RMB’000	RMB’000	US$’000

Pre-tax profit (loss) for the year	427	607	88

Currency risk [member]
Statement [LineItems]
Sensitivity Analysis

 The following table details the Group’s sensitivity to a 5% increase and decrease in RMB against the relevant foreign currencies. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the years end for a 5% change. On this basis, if RMB depreciates against foreign currencies by 5%, the Group’s pre-tax profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount, and vice versa.

	2017	2018	2018
	RMB’000	RMB’000	US$’000

Pre-tax profit (loss) for the year	1,551	1,306	190